Net Loss Per Class A Common Unit - Antidilutive Securities (Detail) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per unit (in shares)	13,424	6,763	12,621	6,715
Convertible Preferred Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per unit (in shares)	10,817	5,103	9,950	5,103
Incentive units-Class B common units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per unit (in shares)	2,607	1,660	2,671	1,612